Dear Fellow Shareholders:

The Fund Gets a New Name But Keeps Its Objectives and Strategy--The Securities and Exchange Commission (SEC) has adopted a new rule under which a fund whose name suggests investment in a certain industry must adopt a policy to invest at least 80% of the value of its assets in that particular industry. While your Fund currently has over 80% of its assets invested in companies in the public utilities industry, historically the Fund's investment policy has only required 65% of the Fund's assets to be invested in the utilities industry. Your Fund's Board of Directors believes that it would not be in the best interest of Fund shareholders to change investment policy at this time. Instead, the Board has decided to change the name of the Fund to "DNP Select Income Fund Inc." This new name will enable the Fund to maintain its existing investment allocation policy both inside and outside the utilities industry and thereby preserve its current flexibility to pursue the primary objectives of current income and long-term growth of income.

For those shareholders who hold physical stock certificates, there is no need to exchange them for ones with the new Fund name. If a shareholder wants to submit their existing certificates and receive new ones, there is no charge.

The Fund Receives a Lipper Long-Term Performance Achievement Certificate--Lipper, a global leader in providing mutual fund analysis and information, awards Performance Achievement Certificates to funds with returns that topped their Lipper investment category over a variety of time periods. We are pleased to report that your Fund received an award for the five-year period ending December 31, 2001. The Fund ranks number one in the Lipper closed-end Equity Income & Preferred Stock Funds classification for that period.

Performance Review--Your Fund had a total return (market price change plus income) of 3.9% for the first quarter of 2002. In comparison, the S&P Utilities Index had a total return of 3.4%, and a composite of the S&P Utilities Index and the Lehman Utility Bond Index, reflecting the stock and bond ratio of the Fund, had a total return of 2.6%.

During the first quarter of 2002, your Fund paid three monthly 6.5 cent dividends. The 6.5 cent per share monthly rate, without compounding, would be 78 cents annualized, or a 6.91% common stock dividend yield based on the March 28, 2002 closing price of $11.28 per share. That yield compares favorably with the quarter-end yield of 3.9% on the Dow Jones Utility Index and the 3.5% yield on the S&P Utilities Index.

Annual Meeting of Shareholders--The annual meeting of shareholders was held on April 23, 2002 in Naples, Florida. Nathan Partain, the Fund's President and Chief Executive Officer, addressed shareholders in regard to the investment environment and outlook. Below are selected comments from his address:

   "If the past several years of relatively rapid evolution in the utility industries have taught investors anything, it is that fundamental analysis remains not only relevant but also essential to finding quality investments. Your Fund's investment management team continues to pursue basic fundamental research to find the best investments to achieve our primary objective for you, our shareholders. What does fundamental research mean? It means that we have a dedicated group of ten investment professionals who like to read financial reports and dig through the financial footnotes. We get on planes and go all over the United States and the world to look at power plants and distribution systems, and we climb down ladders to look at telecom switches, optical equipment, and gas pipelines. We meet with management and ask tough questions. If we do not get good answers to our questions then we do not invest in those companies. Our team of professionals does this day-in and day-out, year-in and year-out, and believes it is the only way to find quality investments for the Fund.

   The utility industries are capital intensive. They always have been and, I feel safe in saying, always will be. Hence, the relatively high level of debt associated with these industries requires a valuation approach to fully reflect the capital invested and financing costs. Asset, revenue, and pro-forma financial metrics were widely used to justify the valuation of many companies in the recent bull market, but subsequently let investors down. Those measures did not capture the differences between corporations in terms of capital deployed, profitability, effective tax rates, or financing costs.

   A comment on Enron Corp. fits naturally into the consideration of fundamental research and bull market valuations, although there is not much to say that has not already been reported in the media. Enron was a trading company that had its roots in the energy industry but never wanted to be associated with the traditional utility industry. Enron tried for astronomical returns and blew up in the process. However, your Fund's investment professionals had already determined that Enron's financial statements did not stand up to close fundamental analysis and, therefore, your Fund no longer owned any stock in Enron when it collapsed.

   The telecommunications investment environment during 2001 suffered a continuous flow of bad news--everything from bankruptcies to weak demand as a result of the recession. Because of the high quality nature of your Fund, the telecom stocks in your portfolio performed relatively well compared to the rest of the industry. Can we expect a recovery in 2002? Let's look at the key industry trends.

   First, there is a back-to-basics mentality evident among corporate managements. After a few years of investment without concern for earning a reasonable return, an almost singular focus on the successful execution of a core telecommunications business strategy has surfaced among corporate managements. Since consumer and business demand is still muted and the industry tends to lag an economic recovery by six months, running the current operations as efficiently as possible is management's first priority in order to weather the industry's storm.

   Second, we do not believe the industry shakeout is over. Several companies entered bankruptcy last year and a couple of former stars have already fallen in 2002. However painful this trend may be, it is entirely necessary in order for the industry to return to health. As competitors fail, the pricing environment improves, excess capacity is worked off, and returns on invested capital should begin to increase for the survivors. Consolidation will also eventually play a part in improving the industry structure, but it is unlikely to occur this year. Low stock prices and focus on the core business has discouraged the strong companies from entering into a lengthy merger process.

   Finally, we would highlight the continuation of a trend that came to the forefront last year--the importance of financial strength and flexibility. Given the Enron debacle, this issue has taken on even greater meaning. A combination of lower capital spending and anticipated non-core business asset sales should lower corporate debt levels and increase corporate financial strength by the end of 2002. We believe greater financial strength could be a catalyst for improved stock performance. Your Fund's telecommunication holdings are in financially strong, incumbent local companies and, at least for the near term, industry trends justify continued investor caution.

   I remain confident that despite a changing investment landscape, your Fund's investment management team and its fundamental research approach to selecting investments will continue to meet the primary objectives of the Fund--current income and growth in current income."

Also at the annual shareholder meeting, the five nominees for director were elected. Three of the five directors are continuing their service to the Fund--Claire V. Hansen, Wallace B. Behnke, and Gordon B. Davidson. The other two directors are new to the Board - Connie K. Duckworth and Carl F. Pollard. Ms. Duckworth is a Partner with Eight Wings Enterprises (investor in early stage businesses) and until recently served as Advisory and Managing Partner with Goldman, Sachs & Company. Mr. Pollard is Owner of Hermitage Farm LLC and Chairman of Churchill Downs Incorporated and has served as Chairman of Columbia Healthcare Corporation, Chairman and Chief Executive Officer of Galen Health Care, Inc, and President and Chief Operating Officer of Humana Inc.

The shareholders also ratified the selection of Arthur Andersen LLP as independent public accountants for the Fund. Andersen has served as independent public accountants for the Fund since the Fund commenced operations in 1987. At the annual meeting, shareholders were informed that, as a matter of business prudence, the Audit Committee of the Board initiated a process to identify an independent public accounting firm that could be appointed to replace Andersen in the event that Andersen becomes unable to continue service to the Fund.

Board of Directors Meeting--At the regular April Board of Directors' meeting, the Board declared the following monthly dividend:

                    Cents Per Share Record Date Payable Date
                    --------------- ----------- ------------
                       6.5 cents...   May 31     June 10
                       6.5 cents...   June 28    July 10
                       6.5 cents...   July 31    August 12

Automatic Dividend Reinvestment Plan and Direct Deposit Service--The Fund has a dividend reinvestment plan available to all registered shareholders. Those shareholders whose shares are held for them by a brokerage house or nominee in "street-name" may not participate in the Fund's automatic dividend reinvestment plan. For such shareholders desiring automatic dividend reinvestment, we suggest you contact your broker or other nominee.

As an added service, without cost to the shareholder, the Fund offers direct deposit service through electronic funds transfer to all registered shareholders currently receiving a monthly dividend check. This service is offered through The Bank of New York. For more information and/or an authorization form on automatic dividend reinvestment or direct deposit, please contact The Bank of New York (1-877-381-2537 or http://stock.bankofny.com).

Visit us on the Web--You can obtain the most recent shareholder financial report and dividend information at our web site, which has a new home address, http://www.dnpselectincome.com.

We appreciate your interest in DNP Select Income Fund Inc., and we will continue to do our best to be of service to you.

/s/ Claire V. Hansen
                                          /s/ Nathan I. Partain

Claire V. Hansen, CFA
                                          Nathan I. Partain, CFA
Chairman
                                          President and Chief
                                          Executive Officer

                          DNP SELECT INCOME FUND INC.
                     STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                                March 31, 2002

COMMON STOCKS--69.0%

                                                            Market
                                                            Value
Shares       Company                                       (Note 1)
----------   -------                                     ------------

             [_] ELECTRIC--39.9%

 1,300,000   Allegheny Energy Inc....................... $ 53,755,000
#1,000,000   Allete Inc.................................   29,090,000
 2,425,000   Aquila Inc.................................   60,237,000
  #796,000   Dominion Resources.........................   51,867,360
#1,417,000   DTE Energy Co..............................   64,473,500
#1,300,000   Duke Energy Corp...........................   49,140,000
#1,593,400   Endesa S.A.................................   23,757,594
#1,005,000   Entergy Corp...............................   43,627,050
#1,000,000   Exelon Corp................................   52,970,000
   900,000   FPL Group Inc..............................   53,595,000
#1,000,000   Keyspan Corp...............................   36,390,000
  #215,000   National Grid Group PLC ADR................    7,030,500
   770,000   National Grid Group PLC (United Kingdom)...    5,088,009
#2,256,600   NiSource Inc...............................   51,788,970
#1,318,600   NSTAR......................................   59,785,324
 1,120,000   Pinnacle West Capital Corp.................   50,792,000
#1,375,000   Progress Energy Inc........................   68,805,000
#1,000,000   Public Service Enterprise Group............   45,800,000
   850,000   Scottish & Southern Energy (United Kingdom)    8,225,221
   200,000   Scottish & Southern Energy ADR.............   19,352,080
#2,647,300   Southern Co................................   70,126,977
#1,000,000   TECO Energy Inc............................   28,630,000
  #420,748   TXU Corp...................................   22,934,973
 1,500,000   Vectren Corp...............................   38,535,000
                                                         ------------
                                                          995,796,558

             [_] GAS--6.2%

   926,000   AGL Resources..............................   21,761,000
   800,000   National Fuel Gas Co.......................   19,480,000
   600,000   NICOR Inc..................................   27,330,000
   600,000   Peoples Energy Corp........................   23,628,000
#1,000,000   WGL Holdings Inc...........................   26,860,000
#1,500,000   Williams Companies Inc.....................   35,340,000
                                                         ------------
                                                          154,399,000

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                                March 31, 2002


                                                       Market Value
Shares       Company                                     (Note 1)
----------   -------                                   ------------

             [_] TELECOMMUNICATION--12.8%

 1,000,000   Alltel Corp.............................. $ 55,550,000
#1,000,000   BCE Inc..................................   17,620,000
 1,730,000   BellSouth Corp...........................   63,767,800
#1,637,230   SBC Communications Inc...................   61,297,891
  #700,000   Swisscom AG ADR..........................   20,930,000
   856,250   Telecom Corp. of New Zealand Interim ADR.   14,496,313
 1,068,400   Telstra Corp. ADR........................   15,224,700
#1,519,000   Verizon Communications...................   69,342,350
                                                       ------------
                                                        318,229,054

             [_] NON-UTILITY--10.1%

   223,450   Apartment Investment & Management Co.....   10,808,276
   195,000   Archstone Smith Trust....................    5,224,050
    80,000   Avalon Bay Communities Inc...............    3,984,000
   340,000   Boston Properties Inc....................   13,413,000
   266,900   Camden Property Trust....................   10,441,128
  #382,400   CBL & Associates Properties Inc..........   13,517,840
   247,000   Centerpoint Properties Corporation.......   13,350,350
   290,000   Chelsea GCA Realty Inc...................   15,671,600
    50,318   Corporate Office Properties Trust........      659,166
   281,214   Developers Diversified Realty Corporation    5,905,494
   295,000   Duke Realty Corp.........................    7,670,000
   300,000   Equity Office Properties Trust...........    8,997,000
  #310,000   Equity Residential Properties Trust......    8,909,400
    83,100   Essex Property Trust Inc.................    4,336,158
   200,000   First Industrial Realty Trust ...........    6,850,000
  #250,000   General Growth Properties, Inc...........   11,050,000
  #290,000   Green S.L. Realty Properties Inc.........    9,744,000
   135,000   Health Care Property Investors Inc.......    5,474,250
   178,000   Healthcare Realty Trust Inc..............    5,404,080
    75,000   Hospitality Properties Trust.............    2,574,750
   139,100   iStar Financial Inc......................    4,019,990
    48,000   Kimco Realty Corp........................    1,569,600
    90,000   Macerich Co..............................    2,713,500
   300,000   Pan Pacific Retail Properties Inc........    9,171,000

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                                March 31, 2002

                                                             Market Value
Shares      Company                                            (Note 1)
---------   -------                                         --------------
  370,600   ProLogis Trust................................. $    8,653,510
  240,000   Public Storage Inc.............................      8,882,400
   90,000   Realty Income Corp.............................      2,988,000
  #35,025   Reckson Associates Realty Corp.................        863,717
  171,545   Reckson Associates Realty Corp. Class B........      4,418,999
   84,367   Shurgard Storage Centers Inc...................      2,860,041
 #387,000   Simon Property Group...........................     12,627,810
 #465,800   Vornado Realty Trust...........................     20,569,728
  154,500   Weingarten Realty Investors....................      7,941,300
                                                            --------------
                                                               251,264,137
                                                            --------------
            Total Common Stocks (Cost--$1,561,314,494).....  1,719,688,749
                                                            --------------

PREFERRED STOCKS--11.9%

            [_] NON-UTILITY--1.0%

  500,000   Cox Communications Inc. 7% 8/16/02.............     25,225,000
                                                            --------------
                                                                25,225,000

            [_] UTILITY--10.9%

  483,800   Ameren Corp. 9 3/4% 5/15/05....................     13,110,980
  450,900   Aquila Inc. 9 3/4% 11/16/02....................     12,264,480
  626,200   Cinergy Corp. 9 1/2% 2/16/05...................     36,069,120
  450,000   Dominion Resources 9 1/2% 11/16/04.............     27,643,500
  700,000   Duke Capital Financing Trust III 8 3/8% 8/31/29     18,536,000
1,200,000   Duke Energy 8 1/4% 5/18/04.....................     30,852,000
  223,500   EIX Trust II Series B 8.60% 10/29/29*..........      5,142,735
  500,000   FPL Group Inc. 8 1/2% 2/16/05..................     28,050,000
  550,000   MediaOne Group 7.00% 11/15/02..................     11,220,000
  500,000   NiSource Industries Inc. 7.75% 2/19/03.........     22,405,000
  209,000   P P & L Capital Trust II 8.10% 7/01/27.........      5,225,000
  789,100   Texas Utilities Co. 9 1/4% 8/16/02.............     22,631,388
  400,000   Texas Utilities Co. 8 1/4% 11/16/05............     22,720,000
  595,000   Williams Companies Inc. 9% 2/16/05.............     15,249,850
                                                            --------------
                                                               271,120,053
                                                            --------------
            Total Preferred Stocks (Cost--$289,843,018)....    296,345,053
                                                            --------------

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                                March 31, 2002


BONDS--19.8%

                                                           Ratings
                                                  --------------------------
                                                   Fitch
                                                   IBCA,            Standard   Market
                                                   Duff &             and      Value
Par Value     Company                              Phelps   Moody's  Poor's   (Note 1)
-----------   -------                             --------- ------- -------- -----------

              [_] ELECTRIC--9.5%

$ 5,000,000   AES Ironwood Corp.
              8.857%, due 11/30/25............... Not Rated  Baa3     BBB-   $ 4,645,305
 23,571,000   Cleveland Electric Illuminating
              9%, due 7/01/23.................... BBB        Baa2     BBB     24,074,571
 18,050,000   Comed Financing II
              8 1/2%, due 1/15/27................ Not Rated  Baa2     BBB     18,169,130
  7,500,000   Commonwealth Edison Co.
              9 7/8%, due 6/15/20................ A-         A3       A-       8,441,115
  7,000,000   Commonwealth Edison Co.
              8 3/8%, due 9/15/22................ A-         A3       A-       7,302,526
#10,000,000   Commonwealth Edison Co.
              8 3/8%, due 2/15/23................ A-         A3       A-      10,486,890
  6,000,000   Dayton Power and Light
              8.15% due 1/15/2026................ AA         A2       BBB+     5,913,324
#24,000,000   Dominion Resources Capital Trust
              7.83%, due 12/01/27................ BBB        Baa2     BBB-    22,483,320
  5,000,000   Gulf States Utilities
              8.94%, due 1/01/22................. BBB        Baa3     BBB-     5,024,640
  1,000,000   Houston Lighting
              8 3/4%, due 3/01/22................ A-         A3       BBB+     1,037,137
#19,800,000   Hydro--Quebec
              9 3/4%, due 1/15/18................ AA-        A1       A+      20,729,551
  5,000,000   Illinois Power Co.
              7 1/2%, due 7/15/25................ A-         Baa1     BBB+     4,596,405
  5,000,000   Louisiana Power & Light Co.
              8 3/4%, due 3/01/26................ BBB+       Baa2     BBB+     4,877,685
  4,000,000   New York State Electric & Gas Corp.
              8 7/8%, due 11/01/21............... A          A3       A-       4,008,376
# 5,000,000   Progress Energy Inc.
              7 3/4% 3/1/31...................... Not Rated  Baa1     BBB      5,229,185

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                                March 31, 2002

                                                          Ratings
                                                 --------------------------
                                                  Fitch
                                                  IBCA,            Standard    Market
                                                  Duff &             and       Value
Par Value      Company                            Phelps   Moody's  Poor's    (Note 1)
------------   -------                           --------- ------- -------- ------------
$  5,000,000   PSEG Power
               8 5/8% 4/15/31................... Not Rated  Baa1     BBB    $  5,419,900
 #10,000,000   Public Service Co. of Colorado
               8 3/4%, due 3/01/22.............. A          A3       A        10,429,980
  22,750,000   Puget Capital Trust
               8.231%, due 6/01/27.............. Not Rated  Baa3     BB       20,734,031
 #13,000,000   Southern Co. Capital Trust
               8.14%, due 2/15/27............... Not Rated  Baa1     BBB+     12,735,008
  12,000,000   UtiliCorp United Inc.
               8%, due 3/01/23.................. BBB-       Baa3     BBB      10,830,528
 #10,000,000   Virginia Electric & Power Co.
               8 5/8%, due 10/01/24............. A+         A2       A        10,596,610
 #17,700,000   Virginia Electric & Power Co.
               8 1/4%, due 3/01/25.............. A+         A2       A        18,371,202
                                                                            ------------
                                                                             236,136,419

               [_] GAS--2.4%

   5,125,000   ANR Pipeline Co.
               9 5/8%, due 11/01/21............. Not Rated  Baa1     BBB+      5,788,990
   5,000,000   KN Energy Inc.
               7 1/4%, due 3/01/28.............. BBB        Baa2     BBB       4,749,955
  10,000,000   Northern Border Partners LP
               8 7/8%, due 6/15/10.............. BBB+       Baa1     BBB+     10,693,710
   6,488,000   Southern Union Co.
               7.60%, due 2/01/24............... BBB+       Baa2     BBB+      6,096,527
   8,850,000   Southern Union Co.
               8 1/4%, due 11/15/29............. BBB+       Baa2     BBB+      8,758,942
  10,000,000   TE Products Pipeline Co.
               7.51%, due 1/15/28............... Not Rated  Baa2     BBB       9,345,450
   9,000,000   Trans-Canada Pipeline
               9 1/8%, due 4/20/06.............. Not Rated  A3       BBB       9,881,307
   4,000,000   Transcontinental Gas Pipeline Co.
               8 7/8%, due 9/15/02.............. BBB+       Baa1     BBB+      4,002,712
                                                                            ------------
                                                                              59,317,593

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                                March 31, 2002

                                                    Ratings
                                           --------------------------
                                            Fitch
                                            IBCA,            Standard    Market
                                            Duff &             and       Value
Par Value      Company                      Phelps   Moody's  Poor's    (Note 1)
------------   -------                     --------- ------- -------- ------------

               [_] TELECOMMUNICATION--6.0%
#$19,000,000   AT & T Corp.
               8.35%, due 1/15/25......... A-         A3       BBB+   $ 18,379,517
  15,000,000   AT&T Corp.
               8 3/4%, due 3/01/31........ BBB        Baa2     BBB      15,625,515
 #10,000,000   Bell South Capital Funding
               7 7/8% 2/15/30............. AA-        Aa3      A+       11,152,700
  25,000,000   British Telecom PLC
               8 5/8%, due 12/15/30....... A          Baa1     A-       28,585,750
 #11,350,000   France Telecom
               8 1/2%, due 3/01/31........ BBB+       Baa1     BBB+     12,169,913
 #12,000,000   GTE California Inc.
               8.07%, due 4/15/24......... AA         Aa3      A+       12,365,076
 #17,625,000   GTE Corp.
               7.90%, due 2/01/27......... A+         A2       A+       17,845,207
 # 9,000,000   New York Telephone Co.
               7 5/8%, due 2/01/23........ AA         A1       A+        8,870,841
   9,000,000   Tele-Commun Inc.
               9.80%, due 2/01/12......... A-         Baa2     BBB+     10,020,717
   5,000,000   US West Communications
               8 7/8%, due 6/01/31........ BBB+       A3       BBB       4,456,310
   5,000,000   Vodafone Group PCL
               7 7/8% 2/15/30............. Not Rated  A2       A         5,445,030
   5,000,000   Worldcom Inc
               8 1/4% 5/15/13............. BBB+       A3       BBB+      4,044,385
                                                                      ------------
                                                                       148,960,961

               [_] NON-UTILITY--1.9%

  17,500,000   Contl Cablevision
               9 1/2%, due 8/01/13........ Not Rated  Baa2     BBB+     18,541,880
 # 8,000,000   Dayton Hudson Corp.
               9 7/8%, due 7/01/20........ A          A2       A+       10,365,168
 #19,940,000   EOP Operating LP
               7 1/2%, due 4/19/29........ BBB+       Baa1     BBB+     19,130,914
                                                                      ------------
                                                                        48,037,962
                                                                      ------------
               Total Bonds (Cost--$505,138,020)......................  492,452,935
                                                                      ------------

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     STATEMENT OF NET ASSETS--(Continued)
                                  (UNAUDITED)
                                March 31, 2002

                                                                                                Market
                                                                                                Value
                                                                                               (Note 1)
                                                                                            --------------

U.S. TREASURY OBLIGATIONS--0.5%

#$10,000,000          U.S. Treasury Notes
                      10 3/4%, due 5/15/03................................................. $   10,964,460

   2,000,000          U.S. Treasury Bonds
                      10 3/4%, due 8/15/05.................................................      2,388,594
                                                                                            --------------
                      Total U.S. Treasury Obligations (Cost--$13,566,250)..................     13,253,054
                                                                                            --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS--2.8%

 #65,000,000          Federal Home Loan Mortgage Corp.
                      9 3/4%, due 2/14/03..................................................     68,815,435
                                                                                            --------------
                      Total U.S. Government Agency Obligations (Cost--$70,759,000).........     68,815,435
                                                                                            --------------

COMMERCIAL PAPER--3.6%

  40,000,000          Citicorp
                      1.65%, due 4/01/02...................................................     40,000,000
  50,000,000          General Electric Capital Corp.
                      1.50%, due 4/01/02...................................................     50,000,000
                                                                                            --------------
                      Total Commercial Paper (Amortized Cost--$90,000,000).................     90,000,000
                                                                                            --------------
CASH AND OTHER ASSETS LESS LIABILITIES--(7.6%).............................................   (188,382,118)
                                                                                            --------------
NET ASSETS
  (equivalent to $9.30 per share of common stock based on 214,184,640 shares of common stock outstanding, authorized 250,000,000 shares, $0.001 par value per share and 5,000 shares remarketed preferred stock outstanding, authorized 100,000,000 shares, liquidation
  preference $100,000 per share, $0.001 par value per share).............................   $2,492,173,108
                                                                                            ==============

*Dividends are currently deferred.
#This security, or a portion of this security, is out on loan at March 31, 2002. Total loaned securities had a market value of $496,790,510 at March 31, 2002.
The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.
--------
(1)The market values for securities are determined as follows: Securities traded on a national securities exchange or traded over-the-counter and quoted on the NASDAQ System are valued at last sales prices. Securities so traded for which there were no sales and other securities are valued at the mean of the most recent bid-asked quotations. Bonds not traded on a securities exchange nor quoted on the NASDAQ System are valued at fair value using a procedure determined in good faith by the Board of Directors which includes the use of a pricing service. Each money market instrument having a maturity of 60 days or less is valued on an amortized cost basis. Other assets and securities are valued at a fair value, as determined in good faith by the Board of Directors.

Board of Directors

WALLACE B. BEHNKE

HARRY J. BRUCE

FRANKLIN A. COLE

GORDON B. DAVIDSON

CONNIE K. DUCKWORTH

ROBERT J. GENETSKI

CLAIRE V. HANSEN, CFA

FRANCIS E. JEFFRIES, CFA

NANCY LAMPTON

CARL F. POLLARD

DAVID J. VITALE

Officers

CLAIRE V. HANSEN, CFA
Chairman

NATHAN I. PARTAIN, CFA
President and Chief Executive Officer

T. BROOKS BEITTEL, CFA
Senior Vice President, Secretary and Treasurer

MICHAEL SCHATT
Senior Vice President

JOSEPH C. CURRY, JR.
Vice President

DIANNA P. WENGLER
Assistant Secretary

DNP Select
Income Fund Inc.

Common stock listed on the New York Stock Exchange under the symbol DNP

55 East Monroe Street
Chicago, Illinois 60603
(312) 368-5510

Shareholder inquiries please contact

Transfer Agent
Dividend Disbursing
Agent and Custodian

The Bank of New York
Shareholder Relations
Church Street Station
P.O. Box 11258
New York, New York 10286-1258
(877) 381-2537

Investment Adviser

Duff & Phelps
Investment Management Co.
55 East Monroe Street
Chicago, Illinois 60603

Administrator

J.J.B. Hilliard, W.L. Lyons, Inc.
Hilliard Lyons Center
Louisville, Kentucky 40202
(888) 878-7845

Legal Counsel

Mayer, Brown, Rowe & Maw
190 South LaSalle Street
Chicago, Illinois 60603

Independent Public Accountants

Arthur Andersen LLP
33 West Monroe Street
Chicago, Illinois 60603

                                                                     DNP Select
                                                               Income Fund Inc.

                                                                      First
                                                                 Quarter Report

                                                                        March
                                                                        31, 2002
[Artwork - 1st Quarter]